Commitments and Contingencies - Additional Information (Q3) (Details)					9 Months Ended
	Oct. 15, 2018 Plaintiff	Sep. 08, 2017 USD ($)	Nov. 02, 2016 Patent	Apr. 21, 2016 Patent	Sep. 30, 2018 USD ($)
Siemens Industry, Inc. | Pending Litigation
Loss Contingencies [Line Items]
Patents allegedly infringed | Patent			6	7
Subsidiaries | Denver Transit, Delivery of Train Management System | Threatened Litigation
Loss Contingencies [Line Items]
Damages alleged					$ 0
Subsidiaries | Denver Transit, Installation of Constant Wireless Crossings | Threatened Litigation
Loss Contingencies [Line Items]
Damages alleged		$ 36,800,000
Subsequent Event | Employee Competition Litigation
Loss Contingencies [Line Items]
Number of plaintiffs | Plaintiff	30